Fair Value Measurement (Details Textual)	Dec. 31, 2016	Sep. 30, 2016
3.77% Senior Notes, due 2031 | Senior Notes
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	3.77%	3.77%